Schedule II - Condensed Financial Information of Registrant - Balance Sheets Stock Information (FY) (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	12,215,849	12,215,849	9,707,817
Common stock, shares outstanding (in shares)	12,215,849	12,215,849	9,707,817
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 0	$ 0
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, shares issued (in shares)		12,215,849	9,707,817
Common stock, shares outstanding (in shares)		12,215,849	9,707,817